PROVISION FOR RECLAMATION AND REHABILITATION	12 Months Ended
Dec. 31, 2025
Provision For Reclamation And Rehabilitation [Abstract]
PROVISION FOR RECLAMATION AND REHABILITATION [Text Block]

12.  PROVISION FOR RECLAMATION AND REHABILITATION

The Company's environmental permits require that it reclaim certain land it disturbs during mining and development operations. Significant reclamation and closure activities include land rehabilitation, decommissioning of buildings and mine facilities, ongoing care and maintenance and other costs.

The timing of cash flows has been estimated based on the estimated mine lives using current reserves and the present value of the probability weighted future cash flows. The model assumes a risk-free rate (based on the government bond yields) specific to the liability of 7.5% for Guanaceví, 7.5% for Bolañitos and 9.2% for Terronera and 3.9% for Minera Kolpa, and with estimated inflation rates of 4% in Mexico and 2% in Peru.

Changes to the reclamation and rehabilitation provision balance during the year are as follows:

	Terronera	Guanaceví	Bolañitos	Pitarrilla	Kolpa	Total
Balance at December 31, 2023	$1.3	$4.2	$3.2	$0.1	$-	$8.8

Accretion	-	0.4	0.3	-	-	0.7
Effects of movements in exchange rates	(0.2)	(0.7)	(0.6)	-	-	(1.5)
Change in estimates during the year	1.2	2.0	0.4	-	-	3.6
Balance at December 31, 2024	$2.3	$5.9	$3.3	$0.1	$-	$11.6

Accretion	0.1	0.6	0.3	-	0.2	1.2
Acquired in business combination	-	-	-	-	10.7	10.7
Effects of movements in exchange rates	0.3	1.0	0.6	-	-	1.9
Change in estimates during the year	1.0	(0.2)	(0.1)	-	0.3	1.0
Reclassified to liabilities held for sale	-	-	(4.1)	-	-	(4.1)
Balance at December 31, 2025	$3.7	$7.3	$-	$0.1	$11.2	$22.3